Goodwill and Other Intangible Assets - Estimated Annual Amortization Expense Based on Intangible Assets Recognized (Detail) $ in Millions	Dec. 31, 2023 USD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
2024	$ 572.7
2025	553.7
2026	532.3
2027	517.9
2028	$ 509.8